Non-Controlling Interests Non-Controlling Interests - Summary of Redeemable Non-controlling Interest (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 03, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redeemable Noncontrolling Interest [Roll Forward]
Balance at beginning of year		$ 356,917	$ 356,917	$ 223,141
Capital contribution				107,457
Income allocated to IGH	$ 377,200	$ 20,300	20,326	65,665	$ 7,457
Dividend paid			0	(7,307)
Return of capital			0	(32,039)
Balance at end of year			$ 0	$ 356,917	$ 223,141